Financial Instruments - Financial assets and liabilities measured at FVTPL (Details) € in Thousands	12 Months Ended
	Dec. 31, 2023 EUR (€)	Dec. 31, 2023 item Y USD ($) $ / shares	May 31, 2023 item	Dec. 31, 2022
Minimum [Member] | RDO & 2022 PIPE Warrants
Financial Instruments
Share price | $ / shares		$ 1.30
Maximum [Member] | RDO & 2022 PIPE Warrants
Financial Instruments
Share price | $ / shares		$ 1.00
Base volatility | RDO & 2022 PIPE Warrants
Financial Instruments
Percentage, Base		97		70
Base volatility | May 2023 Warrants
Financial Instruments
Percentage, Base		87
Base volatility | 2023 PIPE Warrants
Financial Instruments
Percentage, Base		97		70
Remaining contractual term | RDO & 2022 PIPE Warrants
Financial Instruments
Significant unobservable input, liabilities | Y		4
Remaining contractual term | May 2023 Warrants
Financial Instruments
Significant unobservable input, liabilities | Y		15
Remaining contractual term | 2023 PIPE Warrants
Financial Instruments
Significant unobservable input, liabilities | $		1.5
Dividend rate | RDO & 2022 PIPE Warrants
Financial Instruments
Percentage, Base		0
Dividend rate | May 2023 Warrants
Financial Instruments
Significant unobservable input, liabilities | item			0
Dividend rate | 2023 PIPE Warrants
Financial Instruments
Significant unobservable input, liabilities | item		0
FVTPL.
Financial Instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, assets held at end of reporting period	€ 0
Transfers out of Level 2 into Level 1 of fair value hierarchy, assets held at end of reporting period	0
Transfers into Level 3 of fair value hierarchy, assets	0
FVTPL
Financial Instruments
Transfers out of Level 1 into Level 2 of fair value hierarchy, liabilities held at end of reporting period	0
Transfers out of Level 3 of fair value hierarchy, liabilities	€ 0
Level 3
Financial Instruments
Increase/decrease of Price of recent market transaction percentage	10.00%
Increase of Price of recent market transaction price	€ 464
Decrease of Price of recent market transaction price	€ (464)